Financial Investment Designated at Fair Value Through OCI (Details) - Equity investments [member] - shares	Dec. 31, 2019	Dec. 31, 2018
Financial Investment Designated at Fair Value Through OCI (Details) [Line Items]
Number of investment shares of fossal S.A.A	9,148,373	9,148,373
Percentage of shares equity	7.76%